Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

W. John McGuire
202.739.5654
wjcmguire@morganlewis.com

June 15, 2009

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Transparent Value Trust: Initial Registration Statement on Form N-1A (File Nos. 333- and 811-)

Ladies and Gentlemen:

On behalf of our client, Transparent Value Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, and under the Investment Company Act of 1940, the Trust’s initial Registration Statement on Form N-1A, together with certain exhibits thereto.

Please contact me at (202) 739-5654 with your questions or comments.

Sincerely,

/s/ /W. John McGuire
W. John McGuire